Condensed Financial Statements of Parent Company Condensed Financial Statements of Parent Company (Statements of Operations) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Debt prepayment charge									$ (140,000)	$ (75,000)	$ (1,574,000)
Interest expense	2,262,000	2,477,000	2,655,000	2,716,000	3,336,000	3,640,000	3,842,000	3,878,000	10,110,000	14,696,000	17,397,000
Income tax benefit	(1,547,000)	(1,381,000)	(1,044,000)	(942,000)	(888,000)	3,334,000	(660,000)	(342,000)	(4,914,000)	1,444,000	4,536,000
Net income (loss)	3,456,000	1,992,000	2,762,000	2,684,000	2,483,000	(5,718,000)	1,992,000	1,532,000	10,894,000	289,000	(4,337,000)
Metro Bancorp, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary									0	0	0
Interest income									95,000	122,000	124,000
Debt prepayment charge									(140,000)	(75,000)	0
Total income									(45,000)	47,000	124,000
Interest expense									1,949,000	2,611,000	2,645,000
Other									1,441,000	2,293,000	1,149,000
Total expenses									3,390,000	4,904,000	3,794,000
Loss before income tax benefit and equity in undistributed net income of subsidiaries									(3,435,000)	(4,857,000)	(3,670,000)
Income tax benefit									1,168,000	1,651,000	1,248,000
Loss before equity in undistributed net income (loss) of subsidiary									(2,267,000)	(3,206,000)	(2,422,000)
Equity in undistributed net income (loss) of bank subsidiary									13,161,000	3,495,000	(1,915,000)
Net income (loss)									$ 10,894,000	$ 289,000	$ (4,337,000)